NOTE PAYABLE (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	15 Months Ended
	Dec. 11, 2012	May 30, 2012	Mar. 31, 2014	Dec. 31, 2012	Dec. 10, 2012
Payables and Accruals [Abstract]
Secured loan from RMB				$ 4,200,000	$ 4,200,000
Arrangement fee paid by Standard Gold			7.00%
Arrangement fee amount	294,000
Arrangement fee portion paid		50,000
Arrangement fee portion paid	244,000
Draw down amount	745,000
Minimum prepayment amounts					500,000
Quarterly interest payable in cash					7.00%
Issued warrants in connection with the Facility					7,000,000
Common stock per share exercisable after Closing Date					$ 0.35
Fair value of warrants					$ 1,063,592